Shareholder Report, Holdings (Details)	Jun. 30, 2025
Schwab Government Money Market Portfolio | 1 to 7 Days [Member]
Holdings [Line Items]
Percent of Total Investments	83.50%
Schwab Government Money Market Portfolio | 8 to 30 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Schwab Government Money Market Portfolio | 31 to 60 Days [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Schwab Government Money Market Portfolio | 61 to 90 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Schwab Government Money Market Portfolio | 91 to 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Schwab Government Money Market Portfolio | Over 180 Days [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
Schwab Government Money Market Portfolio | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	60.80%
Schwab Government Money Market Portfolio | Repurchase Agreements U.S. Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
Schwab Government Money Market Portfolio | Repurchase Agreements U.S. Treasury [Member]
Holdings [Line Items]
Percent of Total Investments	31.40%
Schwab Government Money Market Portfolio | U.S. Government Agency Debt [Member]
Holdings [Line Items]
Percent of Total Investments	32.40%
Schwab Government Money Market Portfolio | U.S. Treasury Debt [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
Schwab Government Money Market Portfolio | Variable Rate Demand Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Government Money Market Portfolio | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
Schwab S&P 500 Index Portfolio | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Schwab S&P 500 Index Portfolio | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab S&P 500 Index Portfolio | Apple Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab S&P 500 Index Portfolio | Amazon.Com,Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab S&P 500 Index Portfolio | Meta Platforms,Inc.,Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab S&P 500 Index Portfolio | Broadcom,Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab S&P 500 Index Portfolio | Alphabet,Inc.,Class A Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab S&P 500 Index Portfolio | Berkshine Hathaway,Inc.,Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab S&P 500 Index Portfolio | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab S&P 500 Index Portfolio | Alphabet,Inc.,Class C Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab S&P 500 Index Portfolio | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%
Schwab S&P 500 Index Portfolio | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
Schwab S&P 500 Index Portfolio | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Schwab S&P 500 Index Portfolio | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Schwab S&P 500 Index Portfolio | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Schwab S&P 500 Index Portfolio | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Schwab S&P 500 Index Portfolio | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Schwab S&P 500 Index Portfolio | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab S&P 500 Index Portfolio | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Schwab S&P 500 Index Portfolio | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab S&P 500 Index Portfolio | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Schwab VIT Balanced Portfolio | Schwab Short - Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Schwab VIT Balanced Portfolio | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab VIT Balanced Portfolio | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Schwab VIT Balanced Portfolio | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Schwab VIT Balanced Portfolio | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.20%
Schwab VIT Balanced Portfolio | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab VIT Balanced Portfolio | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab VIT Balanced Portfolio | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab VIT Balanced Portfolio | Schwab International Small-Cap Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab VIT Balanced Portfolio | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab VIT Balanced Portfolio | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
Schwab VIT Balanced Portfolio | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Schwab VIT Balanced Portfolio | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	49.30%
Schwab VIT Balanced Portfolio | Real Estate 1 [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Schwab VIT Balanced Portfolio | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Schwab VIT Balanced with Growth Portfolio | Schwab Short - Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab VIT Balanced with Growth Portfolio | Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab VIT Balanced with Growth Portfolio | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
Schwab VIT Balanced with Growth Portfolio | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Schwab VIT Balanced with Growth Portfolio | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Schwab VIT Balanced with Growth Portfolio | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab VIT Balanced with Growth Portfolio | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab VIT Balanced with Growth Portfolio | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab VIT Balanced with Growth Portfolio | Schwab International Small-Cap Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab VIT Balanced with Growth Portfolio | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab VIT Balanced with Growth Portfolio | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%
Schwab VIT Balanced with Growth Portfolio | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	22.30%
Schwab VIT Balanced with Growth Portfolio | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
Schwab VIT Balanced with Growth Portfolio | Real Estate 1 [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Schwab VIT Balanced with Growth Portfolio | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Schwab VIT Growth Portfolio | Schwab U.S. Large-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.70%
Schwab VIT Growth Portfolio | Schwab International Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Schwab VIT Growth Portfolio | Schwab U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Schwab VIT Growth Portfolio | Schwab U.S. Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Schwab VIT Growth Portfolio | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab VIT Growth Portfolio | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Schwab VIT Growth Portfolio | Schwab International Small-Cap Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab VIT Growth Portfolio | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Schwab VIT Growth Portfolio | U.S. Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	46.10%
Schwab VIT Growth Portfolio | International Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	30.20%
Schwab VIT Growth Portfolio | Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
Schwab VIT Growth Portfolio | Real Estate 1 [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Schwab VIT Growth Portfolio | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%

[1]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[2]	Less than 0.05%